Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Capital and Reserve [Line Items]
Issued capital	$ 3,472,029	$ 3,445,914
Issued Capital [member]
Disclosure of Capital and Reserve [Line Items]
Issued capital	$ 3,472,029	$ 3,445,914